Lease - Schedule of Lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Operating lease right-of-use assets	$ 533,460		$ 640,387	$ 809,283
LIABILITIES
Operating lease liabilities (current)	366,475		403,581	401,826
Operating lease liabilities (non-current)	166,985		236,807	407,457
Operating lease expenses	117,166	$ 98,502	$ 514,420	$ 358,576
Cash paid for amounts included in the measurement of operating lease liabilities	$ 117,166	$ 98,502
Operating leases Weighted Average Remaining Lease Term	2 years 5 months 4 days		2 years 5 months 23 days	1 year 8 months 23 days
Operating leases Weighted Average Discount Rate	1.32%		1.19%	1.50%